Summary of Significant Accounting Policies - Concentration of Credit Risk (Detail) - Customer Concentration Risk - Customer	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Concentration of Credit Risk
Number of customers	2	1	1	1	1
Concentration risk (as a percent)		18.00%	17.00%	13.00%	11.00%
Revenue | Customer One
Concentration of Credit Risk
Concentration risk (as a percent)	12.00%
Revenue | Customer Two
Concentration of Credit Risk
Concentration risk (as a percent)	12.00%
Accounts Receivable
Concentration of Credit Risk
Number of customers	1		2	2
Concentration risk (as a percent)	12.00%
Accounts Receivable | Customer One
Concentration of Credit Risk
Concentration risk (as a percent)			11.00%	22.00%
Accounts Receivable | Customer Two
Concentration of Credit Risk
Concentration risk (as a percent)			11.00%	11.00%